PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Prepaid expenses	9,625,806	10,287,700	1,699,407
Staff advances	5,072,831	4,506,613	744,440
VAT refundable (1)	115,015,077	160,011,443	26,432,007
Interest receivable	5,263,501	65,917,594	10,888,811
Receivable from a shareholder of Glorious Mission Network (Note 1)	—	9,500,000	1,569,288
Share-based awards exercise receivables (2)	42,971,091	4,134,689	683,002
Receivable from the sale of a land use right (3)	34,040,054	—	—
Others	24,457,677	30,879,662	5,100,957

Total	236,446,037	285,237,701	47,117,912

(1)	VAT refundable related to the 14% VAT refunds to certain subsidiaries of the Company that quality for the software company tax incentive. Such tax incentive is typically received within one year from declaration to the tax bureau.
(2)	Starting from 2008, the Group uses a third party broker to facilitate the cashless exercise of share options and restricted shares by employees. The balances as of December 31, 2012 and 2013 represented the amounts due from the third party broker to the Group upon the exercise of options and restricted shares on behalf of the Group’s employees.
(3)	In May 2012, the Zhuhai Land and Resources Bureau (the “Zhuhai Bureau”) decided to retrieve a parcel of land sold to the Group in 2009 for RMB85,100,136. The Group received RMB51,060,082 from the Zhuhai Bureau during the year ended December 31, 2012 and the remaining balance of RMB34,040,054 was received in full in May 2013.